Schedule of Investments (unaudited) March 31, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Consumer Discretionary — 0.1%
YMCA of Greater New York, 2.30%, 08/01/26	$1,000	$902,788

Education — 0.1%
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	1,910	1,821,726

Financial Services — 0.3%
Community Preservation Corp., Series 2020, Class C, 2.87%, 02/01/30	5,520	4,670,321

Health Care Providers & Services — 0.2%
Northwell Healthcare, Inc., 4.26%, 11/01/47	2,500	2,133,627

Total Corporate Bonds — 0.7% (Cost: $11,322,896)		9,528,462

Municipal Bonds

Illinois — 0.0%

County/City/Special District/School District — 0.0%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	615	563,922

New York — 81.1%

Corporate — 1.6%
Build NYC Resource Corp., Refunding RB(a)
AMT, 4.50%, 01/01/25	210	212,714
AMT, 5.00%, 01/01/35	100	103,747
New York Liberty Development Corp., RB, 5.50%, 10/01/37	4,780	5,514,246
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	9,365	10,680,605
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/33	1,000	1,032,426
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,245	3,344,680

		20,888,418

County/City/Special District/School District — 14.2%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/38	3,750	4,172,404
Series B, 5.00%, 11/01/39	2,850	3,160,687
Series B, 5.00%, 11/01/40	8,500	9,392,151
City of New York New York, GO
Series B, 5.25%, 10/01/43	1,500	1,694,991
Series B-1, 5.00%, 10/01/43	3,000	3,227,094
Series C, 4.00%, 08/01/41	6,480	6,474,388
Series D, 5.38%, 06/01/32	15	15,032
Series D, 5.00%, 12/01/42	2,490	2,665,211
Series D, 5.00%, 12/01/43	1,010	1,077,866
Series D-1, 5.00%, 03/01/43	2,000	2,168,928
Series D-1, 5.50%, 05/01/44	2,500	2,860,843
Series E-1, 5.00%, 03/01/40	6,000	6,426,198
Sub-Series E1, 4.00%, 04/01/45	2,425	2,362,881
Sub-Series E1, 5.25%, 04/01/47	5,000	5,568,440
Sub-Series F-1, 5.00%, 04/01/39	10,000	10,744,850
City of New York New York, Refunding GO
Series C-3, 2.46%, 08/01/33	2,145	1,757,188
Series D, 2.12%, 08/01/33	3,500	2,770,842
County of Nassau New York, GO
Series A, 4.00%, 04/01/39	1,000	1,003,246
Series B, (AGM), 5.00%, 07/01/37	1,145	1,246,278

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Nassau New York, GO (continued)
Series B, (AGM), 5.00%, 07/01/42	$4,190	$4,488,693
Series B, (AGM), 5.00%, 07/01/45	4,960	5,273,368
County of Nassau New York, Refunding GO
Series A, (AGM), 4.00%, 04/01/38	2,635	2,705,605
Series A, (AGM), 5.00%, 04/01/46	1,000	1,068,713
Series B, (BAM-TCRS), 5.00%, 04/01/36	2,440	2,621,414
Series B, (AGM), 5.00%, 04/01/44	3,425	3,721,550
Hudson Yards Infrastructure Corp., Refunding RB
Series 2022, 4.00%, 02/15/40	1,000	1,019,798
Series 2022, 4.00%, 02/15/42	2,660	2,685,129
Series A, 5.00%, 02/15/36	2,000	2,153,396
Series A, 4.00%, 02/15/38	2,000	2,047,886
Series A, 5.00%, 02/15/42	3,510	3,702,172
Monroe County Industrial Development Corp., RB
(SAW), 5.00%, 05/01/33	2,885	3,230,724
(SAW), 5.00%, 05/01/34	2,375	2,643,881
Nassau County Interim Finance Authority, Refunding RB
Series A, 5.00%, 11/15/34	5,030	6,016,619
Series B, 1.28%, 11/15/28	3,750	3,172,579
New York City Industrial Development Agency, RB(b)
(AGC), 0.00%, 03/01/41	4,155	1,858,112
(AGC), 0.00%, 03/01/42	5,500	2,324,680
(AGC), 0.00%, 03/01/43	2,000	802,698
(AGC), 0.00%, 03/01/45	2,450	878,685
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A1, 5.00%, 08/01/40	13,360	14,363,416
Series E-1, 4.00%, 02/01/46	1,910	1,882,723
Series F1, 5.00%, 05/01/38	3,450	3,669,682
Sub-Series B1, 5.00%, 11/01/35	200	205,699
Sub-Series B1, 5.00%, 11/01/36	680	699,583
Sub-Series B-1, 4.00%, 11/01/45	10,000	9,880,660
Series C-1, Subordinate, 4.00%, 02/01/42	6,000	6,069,210
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(b)	5,500	1,043,141
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/32	3,540	3,728,463
5.00%, 11/15/35	3,500	3,669,235
5.00%, 11/15/40	7,690	7,910,172
5.00%, 11/15/45	8,490	8,672,773
New York State Dormitory Authority, RB, 5.00%, 07/01/26	1,015	1,016,811
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(c)	5	5,591

		184,022,379

Education — 10.2%
Albany Capital Resource Corp., Refunding RB
4.00%, 07/01/41	1,650	1,178,179
4.00%, 07/01/51	1,705	1,173,546
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	86,314
5.00%, 10/01/48	1,040	1,044,400
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,000	1,023,354
Series A, 5.00%, 06/01/35	655	673,128

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., RB(a)
5.00%, 02/01/33	$745	$743,856
5.63%, 02/01/39	1,285	1,283,933
5.75%, 06/01/42	500	512,087
5.75%, 02/01/49	1,145	1,102,423
5.75%, 06/01/62	1,475	1,493,055
Series A, 4.88%, 05/01/31	640	640,451
Series A, 5.13%, 05/01/38	140	135,623
Series A, 5.50%, 05/01/48	2,175	2,106,068
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/30	385	402,809
5.00%, 08/01/33	275	293,933
5.00%, 06/01/35	250	258,513
5.00%, 08/01/35	740	783,803
5.00%, 06/01/40	310	315,508
5.00%, 08/01/47	725	749,496
5.00%, 11/01/47	2,900	3,301,659
Series A, 5.00%, 06/01/43	325	333,875
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	131,698
5.00%, 05/01/39	225	226,304
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,016,636
5.00%, 07/01/44	2,000	2,022,796
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	955	994,952
5.00%, 07/01/48	1,435	1,486,274
5.00%, 07/01/52	2,500	2,638,877
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,980	2,097,766
4.00%, 07/01/46	2,500	2,460,148
Geneva Development Corp., RB, 5.25%, 09/01/23(c)	160	161,681
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	584,386
5.00%, 10/01/35	265	271,741
5.00%, 07/01/47	2,165	2,223,325
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/33	350	385,329
Series A, 5.00%, 07/01/34	350	384,484
Series A, 5.00%, 07/01/35	800	874,322
Series A, 5.00%, 07/01/36	1,000	1,083,322
Series A, 5.00%, 07/01/37	500	535,685
Series A, 4.00%, 07/01/50	5,000	4,811,070
Series C, 5.05%, 07/01/28	1,000	1,023,041
Series C, 4.00%, 07/01/37	1,765	1,798,690
New York State Dormitory Authority, RB 4.00%, 07/01/46	2,450	2,375,292
1st Series, (AMBAC), 5.50%, 07/01/40	500	627,496
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	561,764
Series A, 5.25%, 07/01/24(c)	250	258,237
Series A, 5.50%, 07/01/24(c)	2,500	2,589,953
Series A, 5.00%, 07/01/43	8,065	8,543,134
Series A, 4.00%, 07/01/44	2,010	1,939,465
New York State Dormitory Authority, Refunding RB
1.64%, 07/01/26	2,000	1,827,076
2.26%, 07/01/30	4,000	3,415,524
5.00%, 07/01/44	1,190	1,205,305

Security	Par (000)	Value

Education (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.25%, 07/01/23(c)	$2,095	$2,107,844
Series A, 5.00%, 07/01/24(c)	1,000	1,029,326
Series A, 2.28%, 07/01/30	1,945	1,663,403
Series A, 2.58%, 07/01/33	4,000	3,301,068
Series A, 5.00%, 07/01/35	2,750	3,101,098
Series A, 5.00%, 07/01/36	1,850	2,000,401
Series A, 5.00%, 07/01/37	350	365,696
Series A, 5.00%, 07/01/38	1,005	1,067,979
Series A, 5.00%, 07/01/41	500	517,547
Series A, 5.00%, 07/01/42	1,585	1,665,488
Series A, 5.00%, 07/01/43	1,000	1,021,411
Series A, 4.00%, 07/01/46	10,180	10,136,399
Series A, 5.00%, 07/01/46	675	696,498
Series A, 4.00%, 07/01/47	1,250	1,151,458
Series A, 5.00%, 07/01/51	3,000	3,270,372
Series B, 2.83%, 07/01/31	2,820	2,461,747
Series B, 5.00%, 10/01/38	10,000	10,881,550
Series C, 4.00%, 07/01/49	2,500	2,498,247
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	135	141,156
4.00%, 12/01/41	3,760	3,826,917
4.00%, 12/01/47	3,000	3,023,208
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	360	360,162
Series A, 5.00%, 07/01/42	220	220,057
Schenectady County Capital Resource Corp., Refunding RB
5.00%, 07/01/32	335	402,143
5.25%, 07/01/52	285	311,368
St Lawrence County Industrial Development Agency, Refunding RB, Series B, 4.43%, 07/01/56	1,500	1,337,099
Troy Capital Resource Corp., Refunding RB
5.00%, 08/01/32	1,000	1,048,455
4.00%, 08/01/35	1,110	1,115,089
4.00%, 09/01/40	160	151,556
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/32	400	412,031
Series A, 5.00%, 07/01/37	885	913,046

		132,391,605

Health — 2.1%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	665	578,813
Build NYC Resource Corp., Refunding RB, 5.00%, 07/01/24(c)	1,100	1,132,902
Dutchess County Local Development Corp., RB, Series A, 5.00%, 07/01/24(c)	750	772,433
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,432,274
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	525	425,021
Monroe County Industrial Development Corp., RB
5.00%, 12/01/29	660	694,769
4.00%, 12/01/41	100	88,615
5.00%, 12/01/46	1,450	1,453,951
Series A, 5.00%, 12/01/37	370	370,120

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/36	$2,800	$2,656,492
New York State Dormitory Authority, Refunding RB
5.00%, 05/01/38	1,705	1,862,066
4.00%, 07/01/38	110	80,569
4.00%, 07/01/39	140	101,195
4.00%, 07/01/40	325	230,700
5.00%, 07/01/41	450	360,978
4.00%, 07/01/45	460	311,224
5.00%, 05/01/52	4,000	4,205,964
Series A, 5.00%, 05/01/43	1,570	1,600,719
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,475,327
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	293,291
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,108,383
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	105	105,140
Westchester County Local Development Corp., Refunding RB
5.00%, 11/01/34	500	506,467
5.00%, 07/01/41(a)	1,150	937,754
5.00%, 07/01/56(a)	1,270	929,982

		26,715,149

Housing — 4.6%
New York City Housing Development Corp., RB, M/F Housing
4.15%, 11/01/46	2,805	2,700,601
Class F-1, (REMIC FHA INS 542 (c)), 4.75%, 11/01/47	1,500	1,524,278
Series B1, 5.25%, 07/03/23(c)	500	503,067
Series K, 3.85%, 11/01/38	4,000	3,766,428
Series K, 4.00%, 11/01/48	2,925	2,638,025
Series L-2, 2.75%, 05/01/50(d)	6,500	6,497,237
New York City Housing Development Corp., Refunding RB, 3.76%, 01/01/29	3,000	2,828,919
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, 4.10%, 11/01/38	2,500	2,201,943
New York State Housing Finance Agency, RB, M/F Housing
Series C, (SONYMA), 3.25%, 05/01/27	5,000	4,737,345
Series C, (SONYMA FHLMC, FNMA, GNMA), 2.75%, 11/01/31	1,000	944,021
Series E, (SONYMA, FNMA), 4.15%, 11/01/47	165	148,584
Series J-1, 2.80%, 11/01/51	4,500	3,039,674
Series A, AMT, (SONYMA), 4.90%, 02/15/38	645	645,141
Series A, AMT, (SONYMA), 5.10%, 02/15/38	875	875,354
New York State Housing Finance Agency, Refunding RB, Series C, (SONYMA, FNMA), 3.85%, 11/01/39	4,425	4,117,918
State of New York Mortgage Agency, RB, S/F Housing 250th Series, (SONYMA), 4.80%, 10/01/48	5,000	5,074,380
Series 239, (SONYMA), 3.25%, 10/01/51	4,880	4,807,371
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 235, AMT, 1.40%, 10/01/27	5,460	4,899,318
Series 235, AMT, 1.50%, 04/01/28	5,475	4,860,377

Security	Par (000)	Value

Housing (continued)
Yonkers Industrial Development Agency, RB
AMT, (SONYMA), 5.25%, 04/01/37	$585	$585,384
Series A, AMT, (SONYMA), 4.80%, 10/01/26	335	335,311
Series A, AMT, (SONYMA), 5.00%, 10/01/37	1,640	1,640,577

		59,371,253

Other — 2.0%
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	7,985	8,002,766
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(a)	5,320	5,132,183
Series A, 2.75%, 11/15/41	17,000	13,085,750

		26,220,699

State — 8.8%
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 5.00%, 07/15/38	2,250	2,432,718
Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	4,865	5,039,726
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	2,460	2,410,195
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	2,080	2,308,879
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	3,015	3,277,245
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	5,367,730
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1A, (SAW), 4.00%, 07/15/39	2,000	2,039,270
Series S-1, Subordinate, (SAW), 4.00%, 07/15/37	1,265	1,302,319
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	7,000	7,608,860
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	4,220	4,159,211
Series A, 5.00%, 03/15/39	1,630	1,756,496
Series A, 5.00%, 03/15/40	2,500	2,652,567
Series A, 5.00%, 03/15/43	585	616,853
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	7,250	7,957,281
Series A, 5.00%, 03/15/41	10,000	10,821,640
Series A, 4.00%, 03/15/43	5,000	5,022,960
Series C, 2.15%, 03/15/31	2,000	1,663,172
Series C, 5.00%, 03/15/39	9,000	9,698,445
Series E, 5.00%, 03/15/40	5,165	5,589,268
Series E, 5.00%, 03/15/41	3,615	3,899,732
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/30	250	250,462
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/43	4,700	4,722,927
4.00%, 03/15/44	2,800	2,802,184
4.00%, 03/15/46	2,625	2,585,299
Series A, 5.00%, 03/15/38	10,000	10,649,500
Series B, 2.77%, 03/15/31	7,500	6,547,320

		113,182,259

Tobacco — 3.5%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	818,376
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,369,124
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(a)	2,200	2,200,088
Series A, 5.00%, 06/01/42	3,775	3,454,729
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	6,350	5,942,622

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
New York Counties Tobacco Trust VI, Refunding RB (continued)
Series A-2B, 5.00%, 06/01/51	$3,955	$3,658,996
Series B, 5.00%, 06/01/28	90	93,892
Series B, 5.00%, 06/01/29	105	109,288
Series C, 4.00%, 06/01/51	4,055	3,250,926
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	2,250	2,286,288
5.25%, 05/15/40	1,250	1,262,533
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	817,368
Series A, 5.00%, 06/01/33	3,000	3,163,611
Series A, 5.00%, 06/01/36	5,835	6,052,739
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,730	4,633,707
Sub-Series C, 5.13%, 06/01/51	2,375	2,387,331

		44,501,618

Transportation — 20.0%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	120,152
Series B, AMT, 4.00%, 12/15/34	235	236,370
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/42	5,000	5,273,595
Series A-1, 5.25%, 11/15/23(c)	1,040	1,056,574
Series A-2, 4.00%, 11/15/43	7,500	7,070,602
Series B, 5.25%, 11/15/33	500	511,553
Series B, 5.25%, 11/15/44	2,125	2,146,486
Series D-3, 4.00%, 11/15/47	10,800	9,913,579
Series E, 5.00%, 11/15/38	2,350	2,362,643
Sub-Series A-1, 5.00%, 11/15/40	1,645	1,672,129
Sub-Series D-1, 5.00%, 11/15/39	4,250	4,306,873
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/35	1,750	1,823,749
Series B, 5.00%, 11/15/37	1,500	1,553,441
Series B-1, 5.00%, 11/15/36	5,925	6,326,342
Series D, 5.25%, 11/15/23(c)	670	680,677
Series D, 5.00%, 11/15/35	2,500	2,645,143
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	2,210	2,211,379
New York Liberty Development Corp., Refunding RB
Series 1, 4.00%, 02/15/43	5,000	4,896,250
Series 1, 2.75%, 02/15/44	6,125	4,638,138
New York State Bridge Authority, RB
Series A, 4.00%, 01/01/39	275	277,551
Series A, 4.00%, 01/01/40	350	352,195
Series A, 4.00%, 01/01/41	165	165,421
Series A, 4.00%, 01/01/46	2,460	2,368,313
New York State Thruway Authority, RB
Series N, 4.00%, 01/01/45	940	921,015
Series A, Junior Lien, 5.25%, 01/01/56	7,500	7,748,400
New York State Thruway Authority, Refunding RB
5.00%, 03/15/41	4,000	4,505,400
Series J, 5.00%, 01/01/41	3,250	3,298,064
Series K, 5.00%, 01/01/29	5,000	5,207,325
Series O, 4.00%, 01/01/37	4,400	4,521,779
Series O, 4.00%, 01/01/40	5,000	5,009,150
Series O, 4.00%, 01/01/45	1,550	1,523,675
Series O, 4.00%, 01/01/47	2,345	2,275,344

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, Refunding RB (continued)
Series B, Subordinate, 4.00%, 01/01/41	$4,275	$4,246,533
Series B, Subordinate, 4.00%, 01/01/45	1,500	1,457,958
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	1,510	1,629,917
AMT, 5.00%, 12/01/37	5,310	5,663,582
AMT, 5.00%, 12/01/41	2,565	2,707,668
Series A, AMT, 5.00%, 07/01/34	250	254,374
Series A, AMT, 5.00%, 07/01/41	750	754,550
Series A, AMT, 5.00%, 07/01/46	1,500	1,501,004
Series A, AMT, 5.25%, 01/01/50	15,000	15,093,150
New York Transportation Development Corp., RB,
AMT, 4.00%, 10/31/46	1,355	1,190,462
New York Transportation Development Corp., Refunding RB, 5.00%, 12/01/38	4,250	4,608,126
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,563,052
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	434,153
AMT, 5.00%, 04/01/33	375	405,745
AMT, 5.00%, 04/01/34	225	243,047
AMT, 5.00%, 04/01/35	200	214,829
AMT, 5.00%, 04/01/36	210	224,388
AMT, 5.00%, 04/01/37	250	265,383
AMT, 5.00%, 04/01/38	250	264,665
AMT, 5.00%, 04/01/39	175	185,088
Port Authority of New York & New Jersey, ARB
Series 217, 4.00%, 11/01/38	4,055	4,138,079
AMT, 4.00%, 09/01/43	2,400	2,312,892
218th Series, AMT, 4.00%, 11/01/41	5,690	5,622,135
218th Series, AMT, 4.00%, 11/01/47	4,765	4,557,275
Series 221, AMT, 4.00%, 07/15/38	2,000	2,014,964
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 09/01/48	955	1,015,740
179th Series, 5.00%, 12/01/38	150	152,395
194th Series, 5.25%, 10/15/55	2,305	2,379,747
230th Series, 5.00%, 12/01/42	1,890	2,121,689
178th Series, AMT, 5.00%, 12/01/43	285	286,842
186th Series, AMT, 5.00%, 10/15/44	1,000	1,009,740
195th Series, AMT, 5.00%, 10/01/35	1,655	1,765,825
197th Series, AMT, 5.00%, 11/15/41	1,250	1,295,866
202nd Series, AMT, 5.00%, 04/15/37	5,000	5,247,060
206th Series, AMT, 5.00%, 11/15/37	1,525	1,607,670
Series 223, AMT, 4.00%, 07/15/41	2,370	2,334,711
Series 231, AMT, 5.00%, 08/01/38	2,500	2,745,430
Series 231, AMT, 5.50%, 08/01/39	2,500	2,842,397
Series 231, AMT, 5.50%, 08/01/40	4,000	4,535,720
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	10,465	11,582,997
Series A, 5.25%, 05/15/57	1,200	1,324,094
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	5,000	5,499,595
Series A, 5.00%, 11/15/49	4,630	4,983,163
Series A, 5.00%, 11/15/51	1,500	1,614,341
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 4.00%, 05/15/42	3,000	3,060,819
Series A, 5.00%, 05/15/47	2,500	2,754,665

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series A-1, 4.00%, 05/15/46	$2,370	$2,333,618
Series B, 5.00%, 11/15/38	9,000	9,607,329
Series C, 5.00%, 11/15/37	6,000	6,565,092
Series C, 5.25%, 05/15/52	12,610	13,982,346
Series C-2, 5.00%, 11/15/42	6,380	6,794,381

		258,615,598

Utilities — 14.1%
Long Island Power Authority, RB
5.00%, 09/01/36	1,080	1,164,181
5.00%, 09/01/38	4,200	4,537,361
5.00%, 09/01/39	9,875	10,622,004
5.00%, 09/01/42	1,000	1,063,407
5.00%, 09/01/47	2,225	2,318,641
Series C, (AGC), 5.25%, 09/01/29	3,500	4,019,837
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/38	2,900	3,006,978
Series A, 4.00%, 09/01/39	3,000	3,071,703
Series A, 4.00%, 09/01/42	1,500	1,520,265
Series A, 5.00%, 09/01/43	3,170	3,485,564
Series B, 1.50%, 09/01/51(d)	2,500	2,418,963
New York City Municipal Water Finance Authority, RB, Series AA, 4.00%, 06/15/43	5,000	5,036,765
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	16,410	16,343,080
Series BB-2, 3.65%, 06/15/49(d)	15,000	15,000,000
Series DD, 4.13%, 06/15/46	7,500	7,460,392
Series DD, 5.25%, 06/15/46	7,500	8,504,250
Series DD-2, 5.00%, 06/15/40	3,455	3,711,223
Series EE, 4.00%, 06/15/39	2,500	2,582,148
Series FF, 5.00%, 06/15/40	11,500	12,437,353
New York Power Authority, RB
(AGM), 4.00%, 11/15/47	14,500	14,116,547
Series A, (AGM), 5.75%, 11/15/33	5,000	5,405,485
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/45	7,375	7,428,329
Series A, 4.00%, 11/15/50	12,990	12,890,016
New York State Environmental Facilities Corp., RB, BAB, 5.81%, 06/15/39	1,000	1,096,736
Utility Debt Securitization Authority, RB
Restructured, 5.00%, 12/15/38	2,875	3,129,001
Restructured, 5.00%, 12/15/40	6,895	7,464,761
Restructured, 5.00%, 12/15/41	7,800	8,420,123
Utility Debt Securitization Authority, Refunding RB
Series B, Class B, 4.00%, 12/15/35	1,580	1,633,831
Restructured, 5.00%, 12/15/36	1,865	1,993,976
Series TE1, Restructured, 5.00%, 12/15/38	9,000	10,519,029

		182,401,949

Total Municipal Bonds in New York		1,048,310,927

Puerto Rico — 7.2%

State — 4.3%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43(d)	9,350	4,071,411
0.00%, 11/01/51(d)	11,927	3,995,614
Series A1, Restructured, 5.63%, 07/01/29	2,619	2,723,564
Series A1, Restructured, 5.75%, 07/01/31	1,092	1,147,606
Series A1, Restructured, 4.00%, 07/01/33	1,036	929,776

Security	Par (000)	Value

State (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A1, Restructured, 4.00%, 07/01/35	$931	$810,294
Series A1, Restructured, 4.00%, 07/01/37	799	676,795
Series A1, Restructured, 4.00%, 07/01/41	1,087	880,789
Series A1, Restructured, 4.00%, 07/01/46	1,130	880,475
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(b)	1,333	757,017
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(d)	546	173,797
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A1, Restructured, 4.75%, 07/01/53	13,005	11,786,770
Series A-2, Restructured, 4.33%, 07/01/40	182	165,241
Series A-2, Restructured, 4.54%, 07/01/53	49	42,508
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(b)
Series A1, Restructured, 0.00%, 07/01/29	490	364,978
Series A1, Restructured, 0.00%, 07/01/33	1,423	869,161
Series A1, Restructured, 0.00%, 07/01/46	7,502	1,957,579
Series B1, Restructured, 0.00%, 07/01/46	2,677	701,358
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	9,193	8,615,036
Series A-2, Restructured, 4.78%, 07/01/58	5,323	4,787,299
Series A-2, Restructured, 4.33%, 07/01/40	10,378	9,429,046

		55,766,114

Utilities — 2.9%
Puerto Rico Electric Power Authority, RB
3rd Series, 5.40%, 01/01/20(d)(e)(f)	278	200,935
Series A, 5.00%, 07/01/29(e)(f)	1,860	1,327,938
Series A, 7.00%, 07/01/33(e)(f)	1,025	742,183
Series A, 5.00%, 07/01/42(e)(f)	3,150	2,248,927
Series A, 7.00%, 07/01/43(e)(f)	410	296,873
Series A-3, 10.00%, 07/01/19(e)(f)	999	723,395
Series B-3, 10.00%, 07/01/19(e)(f)	999	723,395
Series C-1, 5.40%, 01/01/18(e)(f)	2,745	1,987,486
Series C-2, 5.40%, 07/01/18(e)(f)	2,745	1,987,808
Series C-4, 5.40%, 07/01/20(e)(f)	277	200,935
Series CCC, 5.25%, 07/01/26(e)(f)	770	549,738
Series CCC, 5.25%, 07/01/28(e)(f)	440	314,136
Series D-4, 7.50%, 07/01/20	762	551,750
Series TT, 5.00%, 07/01/25(e)(f)	210	149,928
Series TT, 5.00%, 07/01/26(e)(f)	565	403,379
Series WW, 5.50%, 07/01/17(e)(f)	610	435,506
Series WW, 5.50%, 07/01/18(e)(f)	535	381,961
Series WW, 5.50%, 07/01/19(e)(f)	435	310,566
Series WW, 5.38%, 07/01/24(e)(f)	385	274,869
Series WW, 5.25%, 07/01/33(e)(f)	420	299,857
Series WW, 5.50%, 07/01/38(e)(f)	520	371,251
Series XX, 5.25%, 07/01/27(e)(f)	285	203,474
Series XX, 5.25%, 07/01/35(e)(f)	185	132,080
Series XX, 5.75%, 07/01/36(e)(f)	260	185,626
Series XX, 5.25%, 07/01/40(e)(f)	5,345	3,816,036
Series A, AMT, 6.75%, 07/01/36(e)(f)	3,560	2,577,728
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	990	706,806
Series AAA, 5.25%, 07/01/23	2,670	1,906,233
Series AAA, 5.25%, 07/01/28(e)(f)	5,655	4,037,359
Series AAA, 5.25%, 07/01/29(e)(f)	235	167,777
Series BBB, 5.40%, 07/01/28	1,240	885,292

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series UU, 0.00%, 07/01/17(d)(e)(f)	$185	$128,112
Series UU, 0.00%, 07/01/18(d)(e)(f)	165	114,262
Series UU, 0.00%, 07/01/20(d)(e)(f)	1,475	1,021,437
Series UU, 3.22%, 07/01/31(d)(e)(f)	1,755	1,215,337
Series ZZ, 5.00%, 07/01/17(e)(f)	430	306,996
Series ZZ, 5.25%, 07/01/19(e)(f)	1,370	978,105
Series ZZ, 5.00%, 07/01/20	2,220	1,584,958
Series ZZ, 5.25%, 07/01/24(e)(f)	875	624,702
Series ZZ, 5.00%, 07/01/28(e)(f)	435	310,566
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40	1,860	1,327,938

		36,713,640

Total Municipal Bonds in Puerto Rico		92,479,754

Total Municipal Bonds — 88.3% (Cost: $1,172,580,282)		1,141,354,603

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

New York — 12.6%

County/City/Special District/School District — 6.1%
City of New York New York, GO
Series A-1, 5.25%, 09/01/43	10,000	11,291,795
Sub-Series 1-I, 5.00%, 03/01/36	1,750	1,790,685
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38	17,485	18,543,798
Series A, 5.00%, 02/15/39	9,005	9,531,756
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C-3, Subordinate, 5.00%, 05/01/40	15,000	16,105,388
Series D-1, 5.25%, 11/01/43	2,960	3,351,802
Series D-1, 5.50%, 11/01/45	5,910	6,778,596
Series D-1, 5.25%, 11/01/48	10,000	11,151,565

		78,545,385

Housing — 0.0%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	627	620,174

State — 2.0%
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	10,111,887
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/41	10,000	11,263,505
5.00%, 03/15/44	4,220	4,689,393

		26,064,785

Transportation — 3.4%
Metropolitan Transportation Authority, Refunding RB Series B-1, 5.00%, 11/15/51	10,000	10,383,536

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C, 5.00%, 11/15/41	$11,365	$12,070,119
Port Authority of New York & New Jersey, Refunding ARB, AMT, 178th Series, 5.00%, 12/01/32	991	1,003,177
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/45	10,000	10,622,170
Series D-2, Senior Lien, 5.25%, 05/15/47	8,410	9,503,779

		43,582,781

Utilities — 1.1%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	13,807,206

Total Municipal Bonds in New York		162,620,331

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.6% (Cost: $156,265,927)		162,620,331

Total Long-Term Investments — 101.6% (Cost: $1,340,169,105)		1,313,503,396

	Shares

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Liquidity Funds New York Money Fund Portfolio, 3.71%(h)(i)	44,781,062	44,781,062

Total Short-Term Securities — 3.4% (Cost: $44,780,725)		44,781,062

Total Investments — 105.0% (Cost: $1,384,949,830)		1,358,284,458

Other Assets Less Liabilities — 1.0%		12,197,434

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.0)%		(77,227,060)

Net Assets — 100.0%		$1,293,254,832

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock New York Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds New York Money Fund Portfolio	$35,564,012	$9,217,929	(a)	$—	$(880)	$1	$44,781,062	44,781,062	$596,649	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	436	06/21/23	$50,167	$(1,582,161)
U.S. Long Bond	67	06/21/23	8,800	(496,319)
5-Year U.S. Treasury Note	231	06/30/23	25,329	(661,222)

				$(2,739,702)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$9,528,462	$—	$9,528,462
Municipal Bonds	—	1,141,354,603	—	1,141,354,603
Municipal Bonds Transferred to Tender Option Bond Trusts	—	162,620,331	—	162,620,331

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$44,781,062	$—	$—	$44,781,062

	$44,781,062	$1,313,503,396	$—	$1,358,284,458

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(2,739,702)	$—	$—	$(2,739,702)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $76,654,052 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

INS	Insured

M/F	Multi-Family

MTA	Month Treasury Average

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

S C H E D U L E O F I N V E S T M E N T S	8